Equity (Details) - Schedule of Issued Restricted Stock	Aug. 21, 2023 shares
Movements in Common Shares [Member] | Skyline Corporate Communications Group [Member]
Schedule of Issued Restricted Stock [Line Items]
Issued restricted stock	10,527
Movements in Common Shares [Member] | Acorn Management Partners LLC [Member]
Schedule of Issued Restricted Stock [Line Items]
Issued restricted stock	131,578
Movements in Common Shares [Member] | Rajeev Kheror, an independent director [Member]
Schedule of Issued Restricted Stock [Line Items]
Issued restricted stock	150,000
Movements in Common Shares [Member] | Robert Damante, an independent director [Member]
Schedule of Issued Restricted Stock [Line Items]
Issued restricted stock	150,000
Capital Risk Management [Member] | Skyline Corporate Communications Group [Member]
Schedule of Issued Restricted Stock [Line Items]
Issued restricted stock	10,527
Capital Risk Management [Member] | Acorn Management Partners LLC [Member]
Schedule of Issued Restricted Stock [Line Items]
Issued restricted stock	131,578
Capital Risk Management [Member] | Rajeev Kheror, an independent director [Member]
Schedule of Issued Restricted Stock [Line Items]
Issued restricted stock	150,000
Capital Risk Management [Member] | Robert Damante, an independent director [Member]
Schedule of Issued Restricted Stock [Line Items]
Issued restricted stock	150,000